COMBINED AND CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Revenues (including revenues from related parties of RMB43,678, RMB11,006 and RMB238 for the years ended December 31, 2019, 2020 and 2021, respectively)	¥ 620,953	¥ 635,910	¥ 579,650
Cost of revenues
Cost of revenues (including cost of revenues resulting from transactions with related parties of RMB11,082, RMB8,981 and RMB8,826 for the years ended December 31, 2019, 2020 and 2021, respectively)	(110,118)	(105,528)	(110,492)
Gross profit	510,835	530,382	469,158
Operating expenses:
Selling and marketing expenses (including selling and marketing expenses resulting from transactions with related parties of RMB4,761, RMB4,552 and RMB4,787 for the years ended December 31, 2019, 2020 and 2021, respectively)	(113,626)	(112,414)	(99,020)
General and administrative expenses (including general and administrative expenses resulting from transactions with related parties of RMB9,383, RMB2,088 and RMB2,008 for the years ended December 31, 2019, 2020 and 2021, respectively)	(81,667)	(85,700)	(77,773)
Bad debt expense (including bad debt expense resulting from transactions with a related party of nil, RMB547,069 and RMB1,998 for the years ended December 31, 2019, 2020 and 2021, respectively)	(8,767)	(559,445)	(4,842)
Operating income (loss)	306,775	(227,177)	287,523
Interest income	9,750	1,625	2,200
Change in fair value of the warrants		1,359	(1,152)
Investment income	8,458	9,294	714
Government grants	765	5,997	903
Income (loss) before income taxes	325,748	(208,902)	290,188
Income tax expense	(46,500)	(109,454)	(44,737)
Net income (loss)	279,248	(318,356)	245,451
Less: net income (loss) attributable to noncontrolling interest holders	66	(304)
Net income (loss) attributable to China Index Holdings Limited	279,182	(318,052)	245,451
Other comprehensive income (loss)
Foreign currency translation adjustments, net of nil income taxes	12,811	1,012	(7)
Unrealized holding gains on short-term investments, net of RMB107, nil and nil income taxes for the years ended December 31, 2019, 2020 and 2021, respectively			607
Less: Reclassification adjustment for gains on short-term investments realized in net income, net of RMB107, nil and nil income taxes for the years ended December 31, 2019, 2020 and 2021, respectively			(607)
Total comprehensive income (loss)	292,059	(317,344)	245,444
Less: comprehensive income (loss) attributable to noncontrolling interest holders	66	(304)
Comprehensive income (loss) attributable to China Index Holdings Limited	¥ 291,993	¥ (317,040)	¥ 245,444
Earnings (loss) per share for Class A and Class B ordinary shares
Basic	¥ 3.10	¥ (3.54)	¥ 2.74
Diluted	¥ 3.08	¥ (3.54)	¥ 2.74
Weighted average number of Class A and Class B ordinary shares and ordinary shares equivalents outstanding:
Basic	90,196,440	89,842,465	89,515,153
Diluted	90,602,539	89,842,465	89,545,710